Principal Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 302,076	$ 179,874	$ 105,789
Services Expiration Period	12 months
Remaining performance obligations	$ 10,113	4,175
Contract liability, including both deferred revenue and the advance from customers	$ 41,201	31,253
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Current deferred revenue
Disaggregation of Revenue [Line Items]
Remaining performance obligations	$ 9,254	3,468
Non-current deferred revenue
Disaggregation of Revenue [Line Items]
Remaining performance obligations	$ 859	707
Maximum
Disaggregation of Revenue [Line Items]
Remaining Performance obligation recognition period	36 months
Minimum
Disaggregation of Revenue [Line Items]
Remaining Performance obligation recognition period	18 months
IoT PaaS
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 261,360	151,677	76,365
IoT PaaS | Maximum
Disaggregation of Revenue [Line Items]
Life Cycle Of Different Smart Devices	2 years
IoT PaaS | Minimum
Disaggregation of Revenue [Line Items]
Life Cycle Of Different Smart Devices	1 year 6 months
Smart device distribution
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 22,153	22,071	27,474
SaaS and others
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 18,563	$ 6,126	$ 1,950